RESERVES, Summary (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
RESERVES [Abstract]
Share based payments reserve	$ 14,407,699	$ 15,004,052
Foreign currency translation reserve	(437,210)	(1,008,244)
Total Reserve	$ 13,970,489	$ 13,995,808